Asset Acquisition (Narrative) (Details) - USD ($)									9 Months Ended	12 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Feb. 28, 2020	Jan. 31, 2020	Feb. 28, 2019	Jan. 31, 2019	Dec. 20, 2018	Feb. 28, 2018	Sep. 30, 2019	Dec. 31, 2018
Issuance of common stock and conversion of deferred consideration for asset acquisition									$ 1,462,000
Liabilities, Fair Value Adjustment									$ (1,117,000)
C3J [Member]
Cash paid for productive assets								$ 8,000,000
Issuance of common stock and conversion of deferred consideration for asset acquisition								27,000,000
Cash paid acquisition of assets								$ 1,000,000
Derivative Liability Related to Asset Acquisition										$ 2,841,000
Liabilities, Fair Value Adjustment										$ (1,724,000)
C3J [Member] | Scenario, Forecast [Member]
Cash paid acquisition of assets	$ 5,000,000	$ 2,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000
Maximum potential milestone payments							$ 39,500,000